Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of the Fair Value of the Stock Options
The Company estimates the fair value of the stock options issued using the Black-Scholes option pricing model on the date of grant. The key assumptions used to apply this pricing model were as follows:

	June 30,
	2026	2025
Fair value of common stock	$0.78-0.96	$0.78 – 1.13
Risk-free interest rate	3.94%	4.26%
Expected dividend yield	—	—
Expected term (in years)	5.9	6.0
Expected volatility	82.71%	106.25%

The Company estimates the fair value of the stock options issued using the Black-Scholes option pricing model on the date of grant. The key assumptions used to apply this pricing model were as follows:

	December 31,
	2025	2024
Fair value of common stock	$0.78 – 1.13	$1.01 – 1.13
Risk-free interest rate	3.94%	4.25%
Expected dividend yield	—	—
Expected term (in years)	6.1	6.1
Expected volatility	89.54%	133.20%

Summary of the Option Activity
The following table summarizes option activity under the 2016 Plan for the six months ended June 30, 2026:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2025	38,061,610	$0.77	6.9	$298
Options granted	5,353,691	0.79
Options exercised	(1,161,144)	0.72
Options forfeited	(2,441,148)	0.78
Options expired	(4,177,316)	0.77

Outstanding at June 30, 2026	35,635,693	$0.78	7.4	$6,528

Vested and exercisable at June 30, 2026	21,465,199	$0.77	6.7	$4,045
Unvested at June 30, 2026	14,170,494	$0.78	8.2	$2,102

The following table summarizes option activity under the 2016 Plan for the year ended December 31, 2025:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2024	40,628,032	$1.03	8.4	$4,146
Options granted	432,000	0.78
Options exercised	(20,146)	0.97
Options forfeited	(2,530,814)	1.05
Options expired	(447,462)	1.00

Outstanding at December 31, 2025	38,061,610	$0.77	6.9	$298

Vested and exercisable at December 31, 2025	23,056,967	$0.77	6.1	$298
Unvested at December 31, 2025	15,004,643	$0.78	8.2	$—

Summary of the Stock-Based Compensation Expense
The Company has recorded stock-based compensation expense as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	$688	$1,168	$1,368	$1,993
General and administrative	864	1,593	1,638	2,878

	$1,552	$2,761	$3,006	$4,871

The Company has recorded stock-based compensation expense as follows (in thousands):

	December 31,
	2025	2024
Research and development	$3,733	$2,938
General and administrative	5,198	4,122

	$8,931	$7,060